Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
5.80%, US$5 million, matured May 31, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.80%	5.80%
Debt	$ 5	$ 5
Debt, maturity date	May 31, 2017	May 31, 2017
5.90%, US$5 Million, maturing May 31, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.90%	5.90%
Debt	$ 5	$ 5
Debt, maturity date	May 31,2019	May 31,2019
6.30%, US$24 Million, maturing May 29, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	6.30%	6.30%
Debt	$ 24	$ 24
Debt, maturity date	May 29, 2018	May 29, 2018
6.40%, US$4 Million, maturing May 29, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	6.40%	6.40%
Debt	$ 4	$ 4
Debt, maturity date	May 29, 2020	May 29, 2020
9.32%, US$8 Million, maturing May 5, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	9.32%	9.32%
Debt	$ 8	$ 8
Debt, maturity date	May 5, 2019	May 5, 2019
5.29%, US$10 million, matured March 16, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.29%	5.29%
Debt	$ 10	$ 10
Debt, maturity date	March 16, 2017	March 16, 2017
5.85%, US$10 Million, maturing March 16, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.85%	5.85%
Debt	$ 10	$ 10
Debt, maturity date	March 16, 2020	March 16, 2020
4.17%, US$6 million, matured December 2, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.17%	4.17%
Debt	$ 6	$ 6
Debt, maturity date	December 2, 2017	December 2, 2017
4.88%, US$13 Million, maturing December 2, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.88%	4.88%
Debt	$ 13	$ 13
Debt, maturity date	December 2, 2020	December 2, 2020
4.98%, US$6 Million, maturing December 2, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.98%	4.98%
Debt	$ 6	$ 6
Debt, maturity date	December 2, 2022	December 2, 2022
5.23%, US$2 Million, maturing December 2, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.23%	5.23%
Debt	$ 2	$ 2
Debt, maturity date	December 2, 2025	December 2, 2025
4.79%, US$12 Million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.79%	4.79%
Debt	$ 12	$ 12
Debt, maturity date	November 30, 2021	November 30, 2021